Equity - Dividend distribution to shareholders (Details) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Sep. 25, 2024 CNY (¥)	Sep. 28, 2023 CNY (¥)	Sep. 30, 2024 $ / shares	Sep. 30, 2023 $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Equity
Payment for dividends	¥ 436,048	¥ 150,579			¥ 436,048,000	$ 59,738	¥ 150,579,000
August 2024 Dividends
Equity
Cash dividend per share			$ 0.15
August 2023 Dividends
Equity
Cash dividend per share				$ 0.05
ADS | August 2024 Dividends
Equity
Cash dividend per share			$ 0.45
ADS | August 2023 Dividends
Equity
Cash dividend per share				$ 0.15